Note 11 - Options (Tables)	12 Months Ended
Nov. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	November 30, 2013	November 30, 2012

Volatility	64.0%	64.7%
Risk-free interest rate	0.01%	0.08%
Expected life (in years)	7.00	10.00
Dividend yield	-	-
The weighted average grant date fair value per options granted	$3.09	$2.51

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		November 30, 2013			November 30, 2012			November 30, 2011
	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value	Number of options	Weighted average exercise price per share	Weighted average grant date fair value
		$	$		$	$		$	$

Outstanding, beginning of period,	4,139,059	4.86	2.76	3,216,954	5.33	2.82	3,038,698	5.53	2.87
Granted	391,000	1.81	1.05	955,000	3.27	2.51	328,000	3.51	1.84
Exercised	(3,500)	1.81	0.09	-	-	-	(25,000)	3.73	1.55
Forfeiture	(67,000)	-	-	(32,862)	-	-	(4,667)	-	-
Expired	(4,487)	654.48	403.93	(33)	69.74	53.82	(120,077)	6.01	1.61
Balance at end of period	4,455,072	3.97	2.21	4,139,059	4.86	2.76	3,216,954	5.33	2.82

Options exercisable, end of year	3,321,830	4.09	2.41	2,286,589	5.94	3.55	1,585,816	7.11	4.03

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
						Options outstanding			Options exercisable
Exercise price			Number outstanding	Weighted average exercise price per share	Weighted average remaining contract life (years)	Weighted average grant due fair value	Number exercisable	Weighted average exercise price per share	Weighted average grant date fair value
				$		$		$	$

	Under	2.50	-	-	-	-	-	-	-
2.51	-	5.00	4,415,333	3.38	3.10	1.77	3,282,091	3.28	1.82
5.01	-	7.50	-	-	-	-	-	-	-
7.51	-	10.00	-	-	-	-	-	-	-
10.01	-	100.00	35,702	39.75	3.87	31.19	35,702	39.75	31.19
300.00	-	500.00	3,971	331.15	2.30	223.52	3,971	331.15	223.52
500.01	-	1,000.00	33	770.13	1.29	493.31	33	770.13	493.31
1,000.01	-	1,500.00	33	1,149.13	0.45	709.18	33	1,149.13	709.18
			4,455,072	3.97			3,321,830	4.09

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	November 30, 2013	November 30, 2012	November 30, 2011

Research and development	837,206	1,505,061	601,423
Selling, general and administrative	316,676	818,784	101,037
	1,153,882	2,323,845	702,460